March 19, 2015

Amanda Ravitz, Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	Medigus Ltd. Amendment No. 2 to Registration Statement on Form 20-F Filed February 24, 2015 CIK No. 0001618500

Dear Ms. Ravitz:

On behalf of Medigus Ltd. (the “Company”), I am writing to respond to the comments of the staff (the “Staff”) of the United States Securities and Exchange Commission (the “SEC”) contained in its letter to the Company, dated March 9, 2015, regarding the Company’s Amendment No. 2 to its Registration Statement on Form 20-F, confidentially submitted to the SEC on February 24, 2015 (the “Registration Statement” and the “Amended Registration Statement”, respectively).

Concurrently with this response, the Company is also filing Amendment No. 3 to the Registration Statement (“Amendment No. 3”) incorporating the revisions to the Amended Registration Statement described herein. To expedite your review, we have enclosed with this letter a marked copy of Amendment No. 3 showing all changes from the Amended Registration Statement.

For your convenience, we have set forth the text of each of the Staff’s comments in bold, followed in each case by the Company’s response thereto. Page references in our response are to Amendment No. 3.

Our Solution and Products, page 31

1.
While we note your response and revisions in response to comment 3, it is unclear why you state on page 31 that your “primary product” is not related to the product that you derive substantially all your revenues from. Please revise or advise.

In response to the Staff's comment, the Company has clarified the disclosure on page 31 to state that while at present substantially all of its revenue derives from the Visual segment, the Company's strategy is focused on the development and promotion of the MUSE system which is therefore why it refers to the MUSE System as its primary product.  This is consistent with the disclosure on page 33  in Item 4.B – Business Overview – Our Strategy (“Our primary goal is to generate recurring revenues by driving sales of our MUSE ™ system and establishing it as the standard-of-care procedure and device for the treatment of moderate to severe GERD”) and on page 51 in Item 5.A. – Operating Results – Overview (“While at present substantially all of the Company’s revenue is derived from the Visual segment, the Company’s strategy is focused on the development and promotion of its MUSE System”).

Omer Industrial Park, No. 7A, P.O. Box 3030, Omer 8496500, Israel

2.
Your response to comment 4 remains unclear. Please revise your disclosure to describe what is “symptomatic chronic GERD in patients who require and respond to pharmacological therapy” and whether this is the specific treatment for which your product has been cleared.

In response to the Staff's comment, the Company has clarified the disclosure on page 32 to better explain the above referenced statement and clarify the FDA clearance coverage.

3.	We note your response to comment 5. Please revise to clarify what the “anterior partial fundoplication” is so that investors who are not familiar such terms can understand.

In response to the Staff's comment, the Company has revised the above referenced disclosure on page 32 to better enable investors to understand the above referenced term.

On behalf of the Company, I acknowledge that:

●	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

●	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

●	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

We thank you in advance for your consideration of this response. If you have any questions regarding this response, please call the Company’s outside counsel, Eric Spindel, Esq. of Yigal Arnon & Co. at (+972) 3-608-7703.

Sincerely, MEDIGUS LTD.

By:	/s/ Oded Yatzkan
Name: Oded Yatzkan
Title: Chief Financial Officer

cc, with a marked copy of Amendment No. 3:

Jay Mumford, Securities and Exchange Commission
Daniel Morris, Securities and Exchange Commission
Eric Spindel, Esq, Yigal Arnon & Co.

Omer Industrial Park, No. 7A, P.O. Box 3030, Omer 8496500, Israel